Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Operating lease right-of-use assets	$ 50,642	$ 85,157
Operating lease liabilities – current	57,433	72,645
Operating lease liabilities – non-current
Total operating lease liabilities	$ 57,433	$ 72,645
Weighted average remaining lease term (years)	8 months 8 days	1 year 2 months 4 days
Weighted average discount rate	3.00%	3.00%